Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company for the five most recently completed fiscal years. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO (USD) (1)	Compensation Actually Paid to PEO (USD) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (USD) (3)	Average Compensation Actually Paid to Non-PEO NEOs (USD) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (USD) (7)	Adjusted EBITDA (non-GAAP) (USD) (8)
					Total Shareholder Return (TSR) (5)	Per Group Total Shareholder Return (6)

2024	$3,017,224	$2,354,571	$1,634,344	$1,133,130	$128	$99	$3,216,000	$366,758,000

2023	$2,538,190	$289,830	$1,392,398	$279,435	$57	$104	$(6,287,000)	$399,355,000

2022	$2,644,976	$3,282,698	$1,217,774	$1,575,272	$74	$151	$139,029,000	$481,882,000

2021	$2,674,229	$3,744,595	$1,236,997	$1,781,183	$155	$254	$42,482,000	$240,134,000

2020	$2,433,677	$642,322	$1,167,588	$295,008	$44	$161	$(778,967,000)	$95,395,000

1	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.

2
The dollar amounts reported represent the amount of “compensation actually paid” paid to Mr. Guidry, as computed in accordance with SEC rules, and do not reflect the total compensation actually realized or received by Mr. Guidry. In accordance with these rules, these amounts reflect the “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2024. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid to PEO	2024

Summary Compensation Table Total	$3,017,224

Less, average value of “Stock Awards” reported in Summary Compensation Table	$(2,071,849)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$2,551,947

Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(329,330)

Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(813,421)

Average Compensation Actually Paid to PEO	$2,354,571

3
The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO, Mr. Guidry) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each of the five years are as follows: for 2024: Ryan Ellson, Sebastien Morin, Jim Evans and Phillip D. Abraham; for 2023 (during which we were a smaller reporting company and therefore subject to reduced disclosure obligations regarding executive compensation): Ryan Ellson, Jim Evans, and for 2022, 2021 and 2020: Ryan Ellson, Jim Evans, Rodger Trimble, our former Vice President, Investor Relations, and Lawrence West, Vice President, Exploration.

4
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO, Mr. Guidry), as computed in accordance with SEC rules. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2023. Equity values are calculated in accordance with FASB ASC Topic 718.

Average Compensation Actually Paid to Non-PEO NEOs	2024

Summary Compensation Table Total	$1,634,344
Less, average value of “Stock Awards” reported in Summary Compensation Table	$(1,114,008)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,174,256
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(260,327)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(301,135)

Average Compensation Actually Paid to Non-PEO NEOs	$1,133,130

5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P O&G E&P Select Index Total Return.

7	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8
EBITDA is a key indicator of a business’s performance, profitability, value and ability to add debt. It’s a picture of the core profit of a company and provides a picture of its available cash flow. Adjusted EBITDA, as presented, is defined as EBITDA adjusted for asset impairment, goodwill impairment, non-cash
lease expense, lease payments, unrealized foreign exchange gains or losses, unrealized derivative instruments gains or losses, other financial instruments gains or losses, other non-cash
gains or losses, and stock-based compensation expense. Management uses this supplemental measure to analyze performance and income generated by our principal business activities prior to the consideration of how non-cash
items affect that income and believes that this financial measure is a useful supplemental information for investors to analyze our performance and our financial results. A reconciliation from net income or loss to EBITDA and adjusted EBITDA is available in the Company’s Annual Report.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO, Mr. Guidry) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each of the five years are as follows: for 2024: Ryan Ellson, Sebastien Morin, Jim Evans and Phillip D. Abraham; for 2023 (during which we were a smaller reporting company and therefore subject to reduced disclosure obligations regarding executive compensation): Ryan Ellson, Jim Evans, and for 2022, 2021 and 2020: Ryan Ellson, Jim Evans, Rodger Trimble, our former Vice President, Investor Relations, and Lawrence West, Vice President, Exploration.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P O&G E&P Select Index Total Return.
PEO Total Compensation Amount	$ 3,017,224	$ 2,538,190	$ 2,644,976	$ 2,674,229	$ 2,433,677
PEO Actually Paid Compensation Amount	$ 2,354,571	289,830	3,282,698	3,744,595	642,322
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported represent the amount of “compensation actually paid” paid to Mr. Guidry, as computed in accordance with SEC rules, and do not reflect the total compensation actually realized or received by Mr. Guidry. In accordance with these rules, these amounts reflect the “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2024. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid to PEO	2024

Summary Compensation Table Total	$3,017,224

Less, average value of “Stock Awards” reported in Summary Compensation Table	$(2,071,849)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$2,551,947

Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(329,330)

Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(813,421)

Average Compensation Actually Paid to PEO	$2,354,571

Non-PEO NEO Average Total Compensation Amount	$ 1,634,344	1,392,398	1,217,774	1,236,997	1,167,588
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,133,130	279,435	1,575,272	1,781,183	295,008
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO, Mr. Guidry), as computed in accordance with SEC rules. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2023. Equity values are calculated in accordance with FASB ASC Topic 718.

Average Compensation Actually Paid to Non-PEO NEOs	2024

Summary Compensation Table Total	$1,634,344
Less, average value of “Stock Awards” reported in Summary Compensation Table	$(1,114,008)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,174,256
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(260,327)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(301,135)

Average Compensation Actually Paid to Non-PEO NEOs	$1,133,130

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	1P Reserve Replacement

•	Lifting Costs

•	Free Cash Flow

Total Shareholder Return Amount	$ 128	57	74	155	44
Peer Group Total Shareholder Return Amount	99	104	151	254	161
Net Income (Loss)	$ 3,216,000	$ (6,287,000)	$ 139,029,000	$ 42,482,000	$ (778,967,000)
Company Selected Measure Amount	366,758,000	399,355,000	481,882,000	240,134,000	95,395,000
PEO Name	Mr. Guidry
Measure:: 1
Pay vs Performance Disclosure
Name	1P Reserve Replacement
Measure:: 2
Pay vs Performance Disclosure
Name	Lifting Costs
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,551,947
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(329,330)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(813,421)
PEO | Average value of Stock Awards and Option Awards reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,071,849)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,174,256
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(260,327)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,135)
Non-PEO NEO | Average value of Stock Awards and Option Awards reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,114,008)